NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2015
NET INCOME PER SHARE [Abstract]
NET INCOME PER SHARE
16.	NET INCOME PER SHARE

	For the years ended December 31,
	2013	2014	2015

Net income attributable to China Digital TV Holding Co., Ltd (numerator), basic and diluted	$24,408	$20,890	$1,528

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share	59,111,594	59,369,708	59,968,346

Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	64,863	2,347,071	2,165,323

Total weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	59,176,457	61,716,779	62,133,669

Net income per share-basic	$0.41	$0.35	$0.03

Net income per share-diluted	$0.41	$0.34	$0.02

Out of all the outstanding stock options, 4,025,390, 292,097 and 260,554 stock options in 2013, 2014 and 2015, respectively, could potentially dilute net income per share in the future, but were excluded in the computation of diluted net income per share in those periods, as their exercise prices were above the average market values in such periods.